Non-controlling interests - Balance of redeemable non-controlling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Non-Controlling Interest [Roll Forward]
Balance at beginning	¥ 0	¥ 30,500
Add: Capital contribution	¥ 2,990	10,000
Less: Comprehensive loss		(464)
Add: Accretion of redeemable noncontrolling interests		714
Less: Deconsolidation of Suzhou Photon-Matrix		(40,750)
Balance at ending		¥ 0